Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

16. Cash and Cash Equivalents

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
Cash at bank
- USD deposits	1,645,948	688,579
- RMB deposits	57,595	66,012
- Australian Dollar deposits	3,337	3,222
Cash equivalents	-	190,952
	1,706,880	948,765

Cash at banks located in the PRC earns interest at floating rates based on daily bank deposit rates, while deposits in banks outside the PRC are with interest rate of nil for both periods presented.

16. Cash and Cash Equivalents (continued)

Cash at banks denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC. As of June 30, 2022, USD 83.4 million of deposits and AU$ 0.7 million of deposits were held in the banks outside the PRC.

Cash equivalents are denominated in USD and are comprised of short-term, highly liquid investments with original maturities of 90 days or less, such as money market funds and other similar investments, that are readily convertible to known amounts of cash are subject to an insignificant risk of changes in value.